AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 99.3%
Communication Services - 9.4%
Cable One, Inc.	4,126	$2,986,977
Cogent Communications Holdings, Inc.	105,354	6,451,879
Comcast Corp., Class A	225,517	10,206,899
The Interpublic Group of Cos., Inc.	115,427	3,951,066
Verizon Communications, Inc.	47,933	1,633,557

Total Communication Services		25,230,378
Consumer Discretionary - 1.4%
Genuine Parts Co.	9,381	1,460,809
MDC Holdings, Inc.	46,883	2,404,160

Total Consumer Discretionary		3,864,969
Consumer Staples - 14.7%
The JM Smucker Co.	21,184	3,191,370
Keurig Dr Pepper, Inc.	91,339	3,106,439
Kimberly-Clark Corp.	48,345	6,241,340
The Kroger Co.	78,814	3,833,513
PepsiCo, Inc.	26,533	4,973,876
Sysco Corp.	60,417	4,610,421
Target Corp.	42,243	5,764,902
Unilever PLC, Sponsored ADR (United Kingdom)[1]	141,390	7,596,885

Total Consumer Staples		39,318,746
Energy - 8.9%
Enterprise Products Partners LP, MLP	234,856	6,226,033
Kinder Morgan, Inc.	471,089	8,342,986
The Williams Cos., Inc.	270,618	9,322,790

Total Energy		23,891,809
Financials - 15.7%
Axis Capital Holdings, Ltd. (Bermuda)	78,014	4,300,132
Chubb, Ltd. (Switzerland)	26,283	5,372,508
CNA Financial Corp.	50,311	1,970,179
Fidelity National Financial, Inc.	68,831	2,696,110
M&T Bank Corp.	11,443	1,600,418
The PNC Financial Services Group, Inc.	33,346	4,564,734
The Progressive Corp.	57,694	7,268,290
Truist Financial Corp.	147,770	4,908,919
U.S. Bancorp	167,811	6,658,740
Willis Towers Watson PLC (United Kingdom)	12,618	2,666,562

Total Financials		42,006,592
Health Care - 12.1%
AbbVie, Inc.	36,707	5,490,633
Amgen, Inc.	21,310	4,989,736
Baxter International, Inc.	56,721	2,565,491
	Shares	Value

Bristol-Myers Squibb Co.	113,093	$7,033,254
Merck & Co., Inc.	27,241	2,905,253
Pfizer, Inc.	143,741	5,183,300
Premier, Inc., Class A	159,329	4,421,380

Total Health Care		32,589,047
Industrials - 9.0%
CSG Systems International, Inc.	39,021	2,013,093
Dun & Bradstreet Holdings, Inc.[1]	306,691	3,625,088
Lockheed Martin Corp.	4,129	1,843,062
United Parcel Service, Inc., Class B	52,701	9,861,938
Watsco, Inc.[1]	17,966	6,794,561

Total Industrials		24,137,742
Information Technology - 14.8%
Cisco Systems, Inc.	79,474	4,135,827
Corning, Inc.	251,777	8,545,311
Micron Technology, Inc.	90,642	6,470,932
Oracle Corp.	101,709	11,923,346
QUALCOMM, Inc.	29,644	3,918,048
Texas Instruments, Inc.	25,476	4,585,680

Total Information Technology		39,579,144
Real Estate - 3.7%
American Tower Corp., REIT	37,106	7,061,643
Crown Castle, Inc., REIT	26,344	2,852,792

Total Real Estate		9,914,435
Utilities - 9.6%
The AES Corp.	454,366	9,827,937
Black Hills Corp.	44,136	2,662,725
IDACORP, Inc.	44,503	4,575,798
Vistra Corp.	307,946	8,640,965

Total Utilities		25,707,425

Total Common Stocks (Cost $196,492,950)		266,240,287

Principal Amount
Short-Term Investments - 1.5%
Joint Repurchase Agreements - 1.0%[2]
Bank of America Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $1,000,147 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 05/01/36 - 09/01/61, totaling $1,020,000)	$1,000,000	1,000,000

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 1.0%[2] (continued)
Citigroup Global Markets, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $705,089 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 02/15/24 - 08/20/67, totaling $719,085)	$704,985	$704,985
RBC Dominion Securities, Inc., dated 07/31/23, due 08/01/23, 5.300% total to be received $1,000,147 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 10/19/23 - 07/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,704,985
	Principal Amount	Value
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp., dated 07/31/23 due 08/01/23, 5.150% total to be received $1,376,197 (collateralized by a U.S. Treasury, 4.625%, 03/15/26, totaling $1,403,563)	$1,376,000	$1,376,000

Total Short-Term Investments (Cost $4,080,985)		4,080,985
Total Investments - 100.8% (Cost $200,573,935)		270,321,272
Other Assets, less Liabilities - (0.8)%		(2,133,218)
Net Assets - 100.0%		$268,188,054

[1]	Some of these securities, amounting to $13,873,162 or 5.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$266,240,287	—	—	$266,240,287
Short-Term Investments
Joint Repurchase Agreements	—	$2,704,985	—	2,704,985
Repurchase Agreements	—	1,376,000	—	1,376,000
Total Investments in Securities	$266,240,287	$4,080,985	—	$270,321,272

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,873,162	$2,704,985	$11,457,225	$14,162,210
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.541%	01/31/24-05/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.